SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291
Fair value of unearned shares at end of period	$ 1,514	$ 1,790